Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt

Note 14—Long-term debt

Long-term debt	Dec. 31, 2011			Dec. 31, 2010
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.50-6.92%	2012-2021	$12,367	2.50-6.92%	$9,354
Floating rate	0.35-1.40%	2012-2038	2,679	0.10-0.57%	1,475
Subordinated debt (a)	4.75-7.50%	2012-2033	3,201	4.40-7.50%	4,037
Junior subordinated debentures (a)	5.95-7.78%	2026-2043	1,686	5.95-7.78%	1,651
Total			$19,933		$16,517
(a)	Fixed rate.

Total long-term debt that matures during the next five years for BNY Mellon is as follows: 2012 – $3.45 billion, 2013 – $1.61 billion, 2014 – $4.36 billion, 2015 – $1.90 billion and 2016 – $1.85 billion. At Dec. 31, 2011, subordinated debt aggregating $249 million will be redeemable at our option as follows: 2012 – $142 million, and 2013 – $107 million.

Junior subordinated debentures

Wholly owned subsidiaries of BNY Mellon (the “Trusts”) have issued cumulative Company-Obligated Mandatory Redeemable Trust Preferred Securities of Subsidiary Trust Holding Solely Junior Subordinated Debentures (“trust preferred securities”). The sole assets of each trust are junior subordinated deferrable interest debentures of BNY Mellon whose maturities and interest rates match the trust preferred securities. Our obligations under the agreements that relate to the trust preferred securities, the Trusts and the debentures constitute a full and unconditional guarantee by us of the Trusts’ obligations under the trust preferred securities. The assets for Mellon Capital IV are currently (i) our remarketable 6.044% junior subordinated notes due 2043, and (ii) interests in stock purchase contracts between Mellon Capital IV and us. On June 20, 2012, the “stock purchase date,” as defined in the prospectus supplement for the trust preferred securities of Mellon Capital IV, the sole assets of the trust will become shares of a series of our non-cumulative perpetual preferred stock.

The following table sets forth a summary of the Trust Preferred Securities issued by the Trusts as of Dec. 31, 2011:

Trust Preferred Securities at Dec. 31, 2011 (dollar amounts in millions)	Amount	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88	206	2028	2004	Par
BNY Capital V	350	5.95	361	2033	2008	Par
MEL Capital III (c)	309	6.37	300	2036	2016	Par
MEL Capital IV	500	6.24	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.

We have the option to shorten the maturity of BNY Capital IV to 2013 or extend the maturity to 2047. The BNY Capital Trust Preferred Securities have been converted to floating rate via interest rate swaps.